N-4	Dec. 19, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Dec. 19, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Global Atlantic Select Advisor Managed Risk Portfolio

Effective immediately, the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” are updated for the Global Atlantic Select Advisor Managed Risk Portfolio Sub-Account. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above-referenced Sub-Account listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

Global Atlantic Select Advisor Managed Risk Portfolio – Class II(1)(2)

●	Current Expenses: 1.16%

●	Current Expenses + Fund Facilitation Fee: 1.21%

(1)	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
(2)	This Fund employs a managed volatility strategy.

ForeInvestors Choice Variable Annuity - I Share [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective immediately, the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” are updated for the Global Atlantic Select Advisor Managed Risk Portfolio Sub-Account. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above-referenced Sub-Account listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
ForeInvestors Choice Variable Annuity - I Share [Member] | Global Atlantic Select Advisor Managed Risk Portfolio – Class II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Global Atlantic Select Advisor Managed Risk Portfolio – Class II	[1],[2]
Current Expenses [Percent]	1.16%	[1],[2]
Current Expenses + Platform Charge [Percent]	1.21%	[1],[2]

[1]	This Fund employs a managed volatility strategy.
[2]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.